Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE INTERNATIONAL FUNDS, INC.
Entity Central Index Key	0000313212
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000215155
Shareholder Report [Line Items]
Fund Name	China Evolution Equity Fund
Class Name	Investor Class
Trading Symbol	TCELX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about China Evolution Equity Fund (the "fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
China Evolution Equity Fund - Investor Class	$79	1.40%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.40%
AssetsNet	$ 97,089,000
Holdings Count | Holding	64
InvestmentCompanyPortfolioTurnover	50.90%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$97,089
Number of Portfolio Holdings	64

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Industrials & Business Services	29.8%
Information Technology	24.2
Consumer Discretionary	11.0
Materials	10.0
Consumer Staples	5.9
Real Estate	4.3
Energy	3.5
Health Care	1.9
Communication Services	1.6
Other	7.8

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
Kingboard Laminates Holdings	4.7%
Unimicron Technology	4.5
Yantai Jereh Oilfield Services Group	3.5
Yunnan Aluminium	3.0
WUS Printed Circuit Kunshan	2.7
H World Group	2.4
Lotes	2.3
CALB Group	2.3
China Jushi	2.2
Weichai Power	2.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000215156
Shareholder Report [Line Items]
Fund Name	China Evolution Equity Fund
Class Name	I Class
Trading Symbol	TRCLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about China Evolution Equity Fund (the "fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
China Evolution Equity Fund - I Class	$58	1.03%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.03%
AssetsNet	$ 97,089,000
Holdings Count | Holding	64
InvestmentCompanyPortfolioTurnover	50.90%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$97,089
Number of Portfolio Holdings	64

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Industrials & Business Services	29.8%
Information Technology	24.2
Consumer Discretionary	11.0
Materials	10.0
Consumer Staples	5.9
Real Estate	4.3
Energy	3.5
Health Care	1.9
Communication Services	1.6
Other	7.8

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
Kingboard Laminates Holdings	4.7%
Unimicron Technology	4.5
Yantai Jereh Oilfield Services Group	3.5
Yunnan Aluminium	3.0
WUS Printed Circuit Kunshan	2.7
H World Group	2.4
Lotes	2.3
CALB Group	2.3
China Jushi	2.2
Weichai Power	2.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless